PIPE Investments (Details) - USD ($) $ / shares in Units, $ in Thousands					12 Months Ended
	Feb. 22, 2024	Feb. 15, 2024	Nov. 16, 2023	Nov. 15, 2023	Dec. 31, 2023
PIPE Investments
Refundable deposits in connection with the PIPE investments					$ 9,699
PIPE Investors
PIPE Investments
Number of shares issued		35,849,458
Meritz subscription agreements and PIPE subscription agreements
PIPE Investments
Number of shares issued					0
Meritz Subscription Agreement
PIPE Investments
Number of shares agreed to issue				50,000,000
Agreed investment amount				$ 500,000
Threshold period for deposit in restricted securities account				2 days
Internal rate of return on investments				12.50%
Share price				$ 14.00
Number of shares issued	50,000,000
Meritz Subscription Agreement | U.S. treasury bonds
PIPE Investments
Aggregate outstanding principal deposited in restricted securities account			$ 325,000
Meritz Subscription Agreement | U.S. treasury bills
PIPE Investments
Aggregate outstanding principal deposited in restricted securities account				$ 175,000
PIPE Subscription Agreements
PIPE Investments
Share price					$ 10.00
Refundable deposits in connection with the PIPE investments					$ 10,000
Investment interest rate					8.00%
PIPE Subscription Agreements | Geely
PIPE Investments
Agreed investment amount					$ 127,500
PIPE Subscription Agreements | Etika
PIPE Investments
Agreed investment amount					122,500
PIPE Subscription Agreements | PIPE Investors
PIPE Investments
Agreed investment amount		$ 15,000			$ 94,713
Share price		$ 10.00